Statements of Operations - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016
Income Statement [Abstract]
Revenue	$ 144,507	$ 573,838
Cost of goods sold	303,340	476,797
Gross Margin	(158,833)	97,041
Operating Expenses:
Consulting fees	63,000
Professional fees	32,325	12,304
Management fees	6,000	6,000
General and administrative	88,632	21,846
Total Operating Expenses	189,957	40,150
Income (loss) from operations	(348,790)	56,891
Other Income (Expense):
Interest expense and loan fees	(62,595)	(13,044)
Interest expense - debt discount	(360,566)	(11,102)
Change in fair value of derivative	(319,318)	128,333
Loss on issuance of convertible debt	(500,434)	(358,374)
Total other expense	(1,242,913)	(254,187)
Net loss	$ (1,591,703)	$ (197,296)
Basic and diluted loss per share	$ (0.01)	$ (0.00)
Weighted average number of shares outstanding - basic and diluted	290,913,798	258,792,500